Allowance for Credit Losses - Commercial real estate loan portfolio (Details) - Commercial real estate - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Loan loss allowances, real estate securing credit
Amount of real estate securing the credit	$ 5,722,372	$ 5,290,280
Percent of total of real estate securing the credit	100.00%	100.00%
Commercial real estate construction development
Loan loss allowances, real estate securing credit
Amount of real estate securing the credit	$ 1,313,984	$ 1,035,936
Percent of total of real estate securing the credit	23.00%	19.60%
Hotel
Loan loss allowances, real estate securing credit
Amount of real estate securing the credit	$ 1,080,706	$ 1,116,539
Percent of total of real estate securing the credit	18.90%	21.10%
Retail multi-tenant
Loan loss allowances, real estate securing credit
Amount of real estate securing the credit	$ 738,874	$ 699,145
Percent of total of real estate securing the credit	12.90%	13.20%
Lot development: residential and commercial lots
Loan loss allowances, real estate securing credit
Amount of real estate securing the credit	$ 513,760	$ 548,797
Percent of total of real estate securing the credit	9.00%	10.40%
Warehouse
Loan loss allowances, real estate securing credit
Amount of real estate securing the credit	$ 435,783	$ 355,635
Percent of total of real estate securing the credit	7.60%	6.70%
Office/Professional buildings
Loan loss allowances, real estate securing credit
Amount of real estate securing the credit	$ 416,014	$ 311,413
Percent of total of real estate securing the credit	7.30%	5.90%
1 - 4 family construction
Loan loss allowances, real estate securing credit
Amount of real estate securing the credit	$ 338,832	$ 329,828
Percent of total of real estate securing the credit	5.90%	6.20%
Multi-family
Loan loss allowances, real estate securing credit
Amount of real estate securing the credit	$ 310,115	$ 380,839
Percent of total of real estate securing the credit	5.40%	7.20%
Owner occupied real estate
Loan loss allowances, real estate securing credit
Amount of real estate securing the credit	$ 270,584	$ 246,797
Percent of total of real estate securing the credit	4.70%	4.70%
Commercial leased properties
Loan loss allowances, real estate securing credit
Amount of real estate securing the credit	$ 194,023	$ 167,539
Percent of total of real estate securing the credit	3.40%	3.20%
Farmland
Loan loss allowances, real estate securing credit
Amount of real estate securing the credit	$ 109,697	$ 97,812
Percent of total of real estate securing the credit	1.90%	1.80%